UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4630

John Hancock Investment Trust III
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Greater China Opportunities Fund

QUARTERLY PORTFOLIO HOLDINGS

7.31.2010

John Hancock Greater China Opportunities Fund
As of July 31, 2010 (Unaudited)

	Shares	Value

Common Stocks 98.56%		$110,255,015
(Cost $79,596,567)

China 30.61%		34,242,668
Agricultural Bank of China (I)	2,517,000	1,137,389
Air China, Ltd. (I)	700,000	807,894
Anhui Conch Cement Company, Ltd.	520,000	1,813,913
Anta Sports Products, Ltd.	250,000	441,828
Bank of China, Ltd. Class H	5,479,000	2,891,352
Bank of Communications Company, Ltd., Class H	875,000	977,108
Camelot Information Systems, Inc. (I)	23,200	247,776
China Construction Bank Corp.	5,700,000	4,833,636
China COSCO Holdings Company, Ltd. (I)	500,000	560,246
China Eastern Airlines Corp., Ltd. (I)	1,300,000	736,116
China Life Insurance Company, Ltd.	750,000	3,346,834
China Petroleum & Chemical Corp.	1,200,000	966,103
China Shenhua Energy Company, Ltd., Class H	240,000	921,328
China South Locomotive and Rolling Stock Corp.	1,100,000	908,309
China Unicom, Ltd.	400,000	542,922
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings, Ltd. (I)	489,000	191,811
Dongfeng Motor Group Company, Ltd.	750,000	1,044,526
Golden Eagle Retail Group, Ltd.	530,000	1,257,234
Industrial & Commercial Bank of China, Ltd.	4,500,000	3,438,222
Lenovo Group, Ltd.	704,000	451,401
Mindray Medical International, Ltd., ADR	14,000	433,160
PetroChina Company, Ltd., Class H	1,300,000	1,483,419
Sany Heavy Equipment International Holdings Company, Ltd. (I)	1,000,000	1,149,450
Shenzhou International Group Holdings, Ltd.	191,000	251,119
Sinopharm Group Company	300,000	1,122,722
Tencent Holdings, Ltd.	60,400	1,161,328
Yanzhou Coal Mining Company, Ltd., Class H	200,000	430,077
Zhuzhou CSR Times Electric Company, Ltd.	260,000	695,445

Hong Kong 39.08%		43,718,856
Bank of East Asia, Ltd.	220,000	864,953
BOC Hong Kong Holdings, Ltd.	907,000	2,321,110
Brilliance China Automotive Holdings, Ltd. (I)	1,300,000	543,047
Cathay Pacific Airways, Ltd.	220,000	492,046
Cheung Kong Holdings, Ltd.	300,000	3,607,520
China High Precision Automation Group, Ltd. (I)	2,000,000	1,222,984
China High Speed Transmission Equipment Group Company, Ltd.	230,000	524,403
China Merchants Holdings International Company, Ltd.	200,000	758,368
China Mobile, Ltd.	635,000	6,458,011
China Overseas Land & Investment, Ltd.	689,360	1,475,555
China Resources Enterprises, Ltd.	350,000	1,327,753
China Resources Land, Ltd.	500,000	1,062,582
China Taiping Insurance Holdings Company, Ltd. (I)	220,000	742,306
CLP Holdings, Ltd.	80,000	590,289
CNOOC, Ltd.	2,000,000	3,369,632
COSCO Pacific, Ltd.	571,000	778,058
Daphne International Holdings, Ltd.	850,000	789,598
Digital China Holdings, Ltd.	750,000	1,208,973
GOME Electrical Appliances Holdings, Ltd. (I)	4,500,000	1,569,935
Hang Seng Bank, Ltd.	70,000	968,217
Hong Kong Exchanges & Clearing, Ltd.	100,000	1,638,388
Hopewell Holdings, Ltd.	280,000	887,389
Ju Teng International Holdings, Ltd.	900,000	639,987
Li & Fung, Ltd.	220,000	1,018,289

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John Hancock Greater China Opportunities Fund
As of July 31, 2010 (Unaudited)

	Shares	Value

Hong Kong (continued)
MTR Corp., Ltd.	200,000	703,880
New World Development Company, Ltd.	643,000	1,144,875
Orient Overseas International, Ltd. (I)	150,000	1,171,749
Poly Hong Kong Investment, Ltd.	300,000	362,125
Singamas Container Holdings, Ltd. (I)	2,566,000	541,611
Sino Land Company, Ltd.	500,000	941,495
Sun Hung Kai Properties, Ltd.	201,000	2,935,536
Swire Pacific, Ltd., Class A	87,000	1,058,192

Taiwan 28.30%		31,657,322
Advanced Semiconductor Engineering, Inc.	1,319,885	1,030,425
AmTRAN Technology Company, Ltd.	710,000	676,119
AU Optronics Corp.	900,200	853,884
Cathay Financial Holdings Company, Ltd.	800,000	1,261,595
China Petrochemical Development Corp. (I)	950,000	509,304
Chinatrust Financial Holding Company, Ltd.	2,250,000	1,346,273
Chroma ATE, Inc.	916,710	1,844,648
Coretronic Corp.	1,648,000	2,297,151
Entire Technology Company, Ltd.	97,500	448,945
Everlight Electronics Company, Ltd.	330,000	943,774
First Steamship Company, Ltd. (I)	300,000	507,574
Fubon Financial Holding Company, Ltd.	2,100,000	2,563,456
Hon Hai Precision Industry Company, Ltd.	680,000	2,746,754
Powertech Technology, Inc.	220,000	669,906
President Chain Store Corp.	280,000	915,819
Radiant Opto-Electronics Corp.	1,141,652	1,554,488
Ruentex Industries, Ltd.	600,000	1,738,685
Soft-World International Corp.	278,384	1,348,445
Synnex Technology International Corp.	300,000	681,083
Taiflex Scientific Company, Ltd.	270,000	506,788
Taiwan Cellular Corp.	300,000	592,138
Taiwan Semiconductor Manufacturing Company, Ltd.	2,322,089	4,507,560
Uni-President Enterprises Corp.	500,000	591,826
Unimicron Technology Corp.	560,000	925,893
Wistron Corp.	367,621	594,789

United Kingdom 0.57%		636,169
Standard Chartered PLC	22,000	636,169

Total investments (Cost $79,596,567)† 98.56%		$110,255,015

Other assets and liabilities, net 1.44%		$1,612,107

Total net assets 100.00%		$111,867,122

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the Fund.

ADR American Depositary Receipts

(I) Non-income producing security.

† At 7-31-10, the aggregate cost of investment securities for federal income tax purposes was $80,994,466, Net unrealized appreciation aggregated $29,260,549, of which $31,876,620 related to appreciated investment securities and $2,616,071 related to depreciated investment securities.

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John Hancock Greater China Opportunities Fund
As of July 31, 2010 (Unaudited)

The Fund had the following sector composition as a percentage of total net assets on 7-31-10:

Financials	38%
Information Technology	24%
Industrials	9%
Consumer Discretionary	9%
Telecommunication Services	7%
Energy	7%
Materials	2%
Health Care	1%
Consumer Staples	1%
Utilities	1%
Other Assets	1%

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Notes to the Schedule of Investments (Unaudited)

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these techniques are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the values by input classification of the Fund’s investments as of July 31, 2010, by major security category or type:

	Total		Level 2	Level 3
	Market	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	7-31-10	Price	Inputs	Inputs
China	$34,242,668	$680,936	$33,561,732	—
Hong Kong	43,718,856	—	43,718,856	—
Taiwan	31,657,322	—	31,657,322	—
United Kingdom	636,169	—	636,169	—
Total Investments in Securities	$110,255,015	$680,936	$109,574,079	—

During the nine month period ended July 31, 2010, there were no significant transfers in or out of Level 1 or Level 2 assets.

In order to value the securities, the Fund uses the following valuation techniques. Equity securities held by the Fund are valued at the last sale price or official closing price on the principal securities exchange on which they trade. In the event there were no sales during the day or closing prices are not available, then securities are valued using the last quoted bid or evaluated price. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing service. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost.

Other portfolio securities and assets, where market quotations are not readily available, are valued at fair value, as determined in good faith by the Fund’s Pricing Committee, following procedures established by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. Significant market events that affect the values of non-U.S. securities may occur after the time when the valuation of the securities is generally determined and the

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close of the NYSE. During significant market events, these securities will be valued at fair value, as determined in good faith, following procedures established by the Board of Trustees. The Fund may use a fair valuation model to value non-U.S. securities in order to adjust for events which may occur between the close of foreign exchanges and the close of the NYSE.

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More information

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Greater China Opportunities Fund.

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080Q3 7/10
9/10

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust III

By:	/s/ Keith F. Hartstein
------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: September 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keith F. Hartstein
-------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date:	September 22, 2010

By:	/s/ Charles A. Rizzo
-------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	September 22, 2010